LOANS, FINANCING AND DEBENTURES - Relevant operations contracted in the year (Details) $ in Thousands	Oct. 17, 2019 BRL (R$) shares	Jun. 14, 2019 USD ($)	Jan. 07, 2019 BRL (R$)	Dec. 17, 2019 BRL (R$)	Jun. 14, 2019 BRL (R$)	May 21, 2019 USD ($)	May 21, 2019 BRL (R$)	May 17, 2019 BRL (R$)	Feb. 25, 2019 BRL (R$)	Jan. 29, 2019 USD ($)	Jan. 29, 2019 BRL (R$)
Senior Notes 2029 | Suzano ustria GmbH
LOANS, FINANCING AND DEBENTURES
Notional amount										$ 750,000	R$ 2,874,150,000
Interest rate										5.465%	5.465%
Export prepayment ("PPE")
LOANS, FINANCING AND DEBENTURES
Notional amount					R$ 578,400,000				R$ 738,800.000
Interest rate		7.70%			7.70%				8.35%
Export prepayment ("PPE") | Suzano/Fibria International Trade GmbH
LOANS, FINANCING AND DEBENTURES
Notional amount		$ 750,000			R$ 2,910,975,000
Debt instrument term		6 years
Debt instrument grace period		5 years
Senior Notes 2047 | Suzano ustria GmbH
LOANS, FINANCING AND DEBENTURES
Notional amount						$ 250,000	R$ 1,020,250,000
Interest rate						7.00%	7.00%
Yield rate						6.245%	6.245%
Basis spread (as a percent)						7.00%	7.00%
Senior Notes 2030 | Suzano ustria GmbH
LOANS, FINANCING AND DEBENTURES
Notional amount						$ 1,000,000	R$ 4,081,000,000
Interest rate						5.00%	5.00%
Yield rate						5.18%	5.18%
Basis spread (as a percent)						5.00%	5.00%
BNDES
LOANS, FINANCING AND DEBENTURES
Notional amount								R$ 108,050,000
BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Notional amount				R$ 300,000,000
Basis spread (as a percent)				1.77%
BNDES | TLP | Maximum
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)								1.44%
BNDES | TLP | Minimum
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)								0.96%
Non-Convertible Debentures
LOANS, FINANCING AND DEBENTURES
Notional amount	R$ 750,000,000		R$ 4,000,000,000
Number of non-convertible shares issued | shares	750,000
Non-Convertible Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate	100.00%
Basis spread (as a percent)	1.20%
Non-Convertible Debentures | CDI | Maximum
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate			112.00%
Non-Convertible Debentures | CDI | Minimum
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate			103.00%